As filed with the Securities and Exchange Commission on November 29, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-09038

The Olstein Funds
(Exact name of registrant as specified in charter)

4 Manhattanville Road
Purchase, NY 10577
(Address of principal executive offices) (Zip code)

Robert A. Olstein
4 Manhattanville Road
Purchase, NY 10577
(Name and address of agent for service)

1-800-799-2113
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  September 30, 2012

Item 1. Schedule of Investments.

Olstein All Cap Value Fund
Schedule of Investments
September 30, 2012 (Unaudited)

COMMON STOCKS - 96.4%	Shares	Value
Air Freight & Logistics - 1.1%
FedEx Corp.	72,000	$6,092,640

Airlines - 2.8%
Alaska Air Group, Inc. (a)	81,000	2,839,860
Delta Air Lines, Inc. (a)	685,000	6,274,600
Spirit Airlines Inc. (a)	344,000	5,875,520
		14,989,980
Auto Components - 0.7%
Genuine Parts Company	62,000	3,783,860

Beverages - 4.0%
The Coca-Cola Company	90,000	3,413,700
Constellation Brands, Inc. - Class A (a)	210,000	6,793,500
Dr Pepper Snapple Group, Inc.	146,000	6,501,380
PepsiCo, Inc.	67,000	4,741,590
		21,450,170
Biotechnology - 1.5%
Life Technologies Corporation (a)	160,000	7,820,800

Capital Markets - 4.0%
BlackRock, Inc.	34,000	6,062,200
The Charles Schwab Corporation	560,000	7,162,400
Legg Mason, Inc.	328,000	8,095,040
		21,319,640
Chemicals - 1.8%
E. I. du Pont de Nemours & Company	187,000	9,400,490

Commercial Banks - 2.2%
BB&T Corporation	121,000	4,012,360
U.S. Bancorp	225,000	7,717,500
		11,729,860
Commercial Services & Supplies - 2.9%
ABM Industries, Incorporated	220,000	4,164,600
Avery Dennison Corporation	213,000	6,777,660
Korn/Ferry International (a)	313,000	4,798,290
		15,740,550
Communications Equipment - 2.7%
Cisco Systems, Inc.	583,000	11,129,470
QUALCOMM, Inc.	54,000	3,374,460
		14,503,930
Computers & Peripherals - 0.9%
Apple Inc.	7,000	4,670,820

Consumer Finance - 4.2%
American Express Company	109,000	6,197,740
Equifax, Inc.	152,000	7,080,160
MasterCard, Inc. - Class A	7,200	3,250,656
Western Union Company	331,000	6,030,820
		22,559,376
Containers & Packaging - 1.1%
Sonoco Products Company	183,000	5,671,170

E-Commerce - 0.5%
eBay Inc. (a)	57,000	2,759,370

Electronic Equipment & Instruments - 3.9%
Agilent Technologies, Inc.	204,000	7,843,800
Dolby Laboratories Inc. - Class A (a)	189,000	6,189,750
Thermo Fisher Scientific, Inc.	119,000	7,000,770
		21,034,320
Energy Equipment & Services - 1.7%
National Oilwell Varco Inc.	66,000	5,287,260
Schlumberger Limited (b)	55,000	3,978,150
		9,265,410
Food Products - 0.3%
Hormel Foods Corporation	58,000	1,695,920

Health Care Equipment & Supplies - 9.5%
Baxter International Inc.	120,000	7,231,200
Becton, Dickinson and Company	92,000	7,227,520
CareFusion Corporation (a)	276,000	7,835,640
Covidien PLC (b)	113,000	6,714,460
DENTSPLY International Inc.	150,000	5,721,000
Stryker Corporation	145,000	8,070,700
Zimmer Holdings, Inc.	117,000	7,911,540
		50,712,060
Health Care Products - 1.4%
Johnson & Johnson	106,000	7,304,460

Health Care Providers & Services - 0.7%
Henry Schein, Inc. (a)	49,000	3,884,230

Hotels, Restaurants & Leisure - 1.6%
International Game Technology	650,000	8,508,500

Household Durables - 4.1%
Harman International Industries, Incorporated	215,200	9,933,632
Newell Rubbermaid Inc.	412,000	7,865,080
Snap-on Incorporated	54,000	3,880,980
		21,679,692
Industrial Conglomerates - 4.5%
3M Co.	58,000	5,360,360
General Electric Company	375,000	8,516,250
Teleflex Incorporated	109,000	7,503,560
Tyco International Ltd. (b)	52,000	2,925,520
		24,305,690
Insurance - 0.9%
The Chubb Corporation	65,000	4,958,200

IT Services - 0.8%
Accenture PLC - Class A (b)	58,000	4,061,740

Machinery - 7.1%
Cummins Inc.	65,000	5,993,650
Deere & Company	36,000	2,969,640
Dover Corporation	107,000	6,365,430
Ingersoll-Rand PLC - Class A (b)	169,000	7,574,580
Pentair, Inc.	164,000	7,299,640
The Timken Company	209,000	7,766,440
		37,969,380
Management Consulting Services - 1.5%
ABB Limited - ADR (b)	436,000	8,153,200

Media - 1.0%
The Walt Disney Company	106,000	5,541,680

Metals & Mining - 0.5%
Freeport-McMoRan Copper & Gold Inc.	72,000	2,849,760

Multiline Retail - 1.5%
Macy's, Inc.	219,500	8,257,590

Office Electronics - 1.9%
Xerox Corporation	1,408,000	10,334,720

Oil & Gas - 2.2%
Apache Corporation	50,000	4,323,500
Exxon Mobil Corporation	80,000	7,316,000
		11,639,500
Real Estate Management & Development - 1.4%
Jones Lang LaSalle, Incorporated	100,000	7,635,000

Restaurants - 0.8%
McDonald's Corporation	45,500	4,174,625

Semiconductor & Semiconductor Equipment - 5.9%
Analog Devices, Inc.	167,000	6,544,730
Entegris Inc. (a)	465,000	3,780,450
Intel Corporation	455,000	10,319,400
Microsemi Corporation (a)	220,000	4,415,400
Teradyne, Inc. (a)	440,000	6,256,800
		31,316,780
Software - 2.1%
Microsoft Corporation	369,000	10,988,820

Specialty Retail - 7.5%
Bed Bath & Beyond, Inc. (a)	111,000	6,993,000
Big Lots, Inc. (a)	147,000	4,348,260
Express, Inc. (a)	363,200	5,382,624
The Home Depot, Inc.	46,000	2,777,020
Lowe's Companies, Inc.	269,000	8,134,560
PetSmart, Inc.	35,000	2,414,300
Staples, Inc.	635,000	7,315,200
The TJX Companies, Inc.	58,000	2,597,820
		39,962,784
Textiles, Apparel & Luxury Goods - 3.2%
Coach, Inc.	102,000	5,714,040
Hanesbrands, Inc. (a)	135,000	4,303,800
NIKE, Inc. - Class B	30,500	2,894,755
VF Corporation	25,000	3,984,000
		16,896,595

TOTAL COMMON STOCKS (Cost $463,950,463)		515,623,312

SHORT-TERM INVESTMENTS - 4.2%
Money Market Funds (c) - 4.2%
Fidelity Institutional Money Market Portfolio - Class I, 0.16%	16,910,587	16,910,587
Invesco Short-Term Investments Trust Liquid Assets Portfolio - Institutional Shares, 0.17%	5,196,237	5,196,237

TOTAL SHORT-TERM INVESTMENTS (Cost $22,106,824)		22,106,824

TOTAL INVESTMENTS - 100.6%
(Cost $486,057,287)		537,730,136
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.6)%		(2,964,122)
TOTAL NET ASSETS - 100.0%		$534,766,014

ADR	American Depository Receipt.
(a)	Non-income producing security.
(b)	U.S. Dollar-denominated foreign security.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at September 30, 2012 was as follows*:

Cost of investments	$486,057,287
Gross unrealized appreciation	$78,040,915
Gross unrealized depreciation	(26,368,066)
Net unrealized appreciation	$51,672,849

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Olstein Strategic Opportunities Fund
Schedule of Investments
September 30, 2012 (Unaudited)

COMMON STOCKS - 98.0%	Shares	Value
Airlines - 4.7%
Alaska Air Group, Inc. (a)	12,000	$420,720
Spirit Airlines Inc. (a)	62,000	1,058,960
		1,479,680
Auto Components - 1.8%
Dorman Products, Inc. (a)	18,000	567,180

Beverages - 2.1%
Constellation Brands, Inc. - Class A (a)	20,000	647,000

Biotechnology - 2.3%
Life Technologies Corporation (a)	15,000	733,200

Capital Markets - 6.9%
Janus Capital Group Inc.	110,500	1,043,120
Legg Mason, Inc.	46,000	1,135,280
		2,178,400
Chemicals - 1.6%
Sensient Technologies Corporation	14,000	514,640

Commercial Services & Supplies - 10.3%
ABM Industries, Incorporated	30,000	567,900
Avery Dennison Corporation	21,000	668,220
Brady Corporation - Class A	22,000	644,160
Korn/Ferry International (a)	48,000	735,840
Team, Inc. (a)	19,000	605,150
		3,221,270
Computers & Peripherals - 1.9%
NCR Corporation (a)	25,000	582,750

Construction & Engineering - 2.4%
Aegion Corp. (a)	40,000	766,400

Consumer Services - 1.6%
Hillenbrand, Inc.	28,100	511,139

Electronic Equipment & Instruments - 2.1%
Measurement Specialties, Inc. (a)	20,000	659,600

Health Care Equipment & Supplies - 3.4%
CareFusion Corporation (a)	22,000	624,580
DENTSPLY International Inc.	12,000	457,680
		1,082,260
Hotels, Restaurants & Leisure - 2.2%
International Game Technology	52,000	680,680

Household Durables - 5.7%
Harman International Industries, Incorporated	31,000	1,430,960
Snap-on Incorporated	5,000	359,350
		1,790,310
Industrial Conglomerates - 5.7%
Standex International Corporation	11,000	488,950
Teleflex Incorporated	19,000	1,307,960
		1,796,910

Machinery - 4.6%
Columbus McKinnon Corporation (a)	44,000	664,840
The Timken Company	21,000	780,360
		1,445,200
Miscellaneous Manufacturing - 3.0%
Smith & Wesson Holding Corporation (a)	85,000	935,850

Multiline Retail - 3.0%
Macy's, Inc.	25,000	940,500

Office Electronics - 4.0%
Xerox Corporation	171,000	1,255,140

Paper & Forest Products - 1.9%
Schweitzer-Mauduit International, Inc.	18,000	593,820

Professional Services - 1.8%
Mistras Group, Inc. (a)	24,000	556,800

Real Estate Management & Development - 3.7%
Jones Lang LaSalle, Incorporated	15,300	1,168,155

Semiconductor & Semiconductor Equipment - 9.0%
Entegris Inc. (a)	145,000	1,178,850
Microsemi Corporation (a)	46,000	923,220
Teradyne, Inc. (a)	51,000	725,220
		2,827,290
Specialty Retail - 6.5%
Big Lots, Inc. (a)	19,000	562,020
Express, Inc. (a)	46,000	681,720
The Finish Line, Inc. - Class A	15,000	341,100
Stein Mart, Inc. (a)	54,000	459,540
		2,044,380
Textiles, Apparel & Luxury Goods - 5.8%
Hanesbrands, Inc. (a)	18,000	573,840
Maidenform Brands, Inc. (a)	32,000	655,360
Rocky Brands, Inc. (a)	50,000	577,500
		1,806,700

TOTAL COMMON STOCKS (Cost $28,307,471)		30,785,254

SHORT-TERM INVESTMENTS - 1.7%
Money Market Funds (b) - 1.7%
Fidelity Institutional Money Market Portfolio - Class I, 0.16%	275,709	275,709
Invesco Short-Term Investments Trust Liquid Assets Portfolio - Institutional Shares, 0.17%	267,458	267,458

TOTAL SHORT-TERM INVESTMENTS (Cost $543,167)		543,167

TOTAL INVESTMENTS - 99.7%
(Cost $28,850,638)		31,328,421
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%		108,054
TOTAL NET ASSETS - 100.0%		$31,436,475

(a)	Non-income producing security.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at September 30, 2012 was as follows*:

Cost of investments	$28,850,638
Gross unrealized appreciation	$4,089,478
Gross unrealized depreciation	(1,611,695)
Net unrealized appreciation	$2,477,783

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Fair Value Measurement Summary at September 30, 2012

The Trust has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on the market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability.  These inputs are summarized in the three broad levels listed below.

Level 1 -	Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.

Level 2 -
Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.  Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 -
Model derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Trust's own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds' net assets as of September 30, 2012:

	Level 1	Level 2	Level 3	Total
All Cap Value Fund
Equity
Industrials	$110,709,020	$-	$-	$110,709,020
Consumer Discretionary	107,683,716	-	-	107,683,716
Information Technology	95,941,180	-	-	95,941,180
Health Care	84,225,880	-	-	84,225,880
Financials	55,091,096	-	-	55,091,096
Consumer Staples	23,146,090	-	-	23,146,090
Energy	20,904,910	-	-	20,904,910
Materials	17,921,420	-	-	17,921,420
Total Equity	515,623,312	-	-	515,623,312
Short-Term Investments	22,106,824	-	-	22,106,824
Total Investments in Securities	$537,730,136	$-	$-	$537,730,136

Strategic Opportunities Fund
Equity
Industrials	$9,253,500	$-	$-	$9,253,500
Consumer Discretionary	7,981,539	-	-	7,981,539
Information Technology	5,324,780	-	-	5,324,780
Financials	3,346,555	-	-	3,346,555
Health Care	3,123,420	-	-	3,123,420
Materials	1,108,460	-	-	1,108,460
Consumer Staples	647,000	-	-	647,000
Total Equity	30,785,254	-	-	30,785,254
Short-Term Investments	543,167	-	-	543,167
Total Investments in Securities	$31,328,421	$-	$-	$31,328,421

There were no transfers into or out of Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the most recent annual report.  It is the Funds' policy to recognize transfers at the end of the reporting period.

Item 2. Controls and Procedures.

(a)
The registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”) are effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Olstein Funds

By (Signature and Title           /s/ Robert A. Olstein
Robert A. Olstein, President

Date           11/26/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)          /s/ Robert A. Olstein
Robert A. Olstein, President

Date           11/26/12

By (Signature and Title)          /s/ Michael Luper
Michael Luper, Treasurer

Date           11/26/12